16. LOANS PAYABLE: Schedule of Estimation of Fair value of Platinum Vapes note payable (Details) - Fair value of Platinum Vapes note payable	12 Months Ended
Dec. 31, 2020 $ / shares
Share Price	$ 0.596
Risk-free rate	0.16%
Volatility	92.00%
Discount for lack of marketability	3.00%